Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Funds
Entity Central Index Key	0000002664
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028787
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index due to unfavorable allocation & stock selection effects.

↑ Top contributors to performance: Stock selection within information technology, health care & real estate had the largest positive impact. Within allocation effect, overweight positions in utilities contributed. Key individual contributors included owning a non-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, & overweight positions in Broadcom Inc. & Meta Platforms Inc Class A.

↓ Top detractors from performance: Stock selection within consumer staples, consumer discretionary & industrial detracted. For allocation effect, an underweight position in communication services sectors detracted. At the individual stock level, an underweight position in NVIDIA Corp., not owning Tesla, Inc. & an overweight position in Dollar General Corp. hurt performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,818	$10,048	$10,138
2016	$10,726	$11,328	$11,351
2017	$12,848	$13,722	$13,828
2018	$12,222	$13,003	$13,223
2019	$15,679	$17,036	$17,386
2020	$18,304	$20,595	$20,586
2021	$23,504	$25,880	$26,496
2022	$19,960	$20,908	$21,697
2023	$25,307	$26,335	$27,401
2024	$31,209	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	23.32%	14.76%	12.05%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,418,108,196
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,418,108,196 # of Portfolio Holdings62 Portfolio Turnover Rate95% Investment Advisory Fees Paid$13,821,369
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Boeing Co.	1.9%
McCormick & Co., Inc.	1.9%
Salesforce, Inc.	1.8%

Material Fund Change [Text Block]
C000028788
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index due to unfavorable allocation & stock selection effects.

↑ Top contributors to performance: Stock selection within information technology, health care & real estate had the largest positive impact. Within allocation effect, overweight positions in utilities contributed. Key individual contributors included owning a non-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, & overweight positions in Broadcom Inc. & Meta Platforms Inc Class A.

↓ Top detractors from performance: Stock selection within consumer staples, consumer discretionary & industrial detracted. For allocation effect, an underweight position in communication services sectors detracted. At the individual stock level, an underweight position in NVIDIA Corp., not owning Tesla, Inc. & an overweight position in Dollar General Corp. hurt performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,857	$10,048	$10,138
2016	$10,820	$11,328	$11,351
2017	$13,021	$13,722	$13,828
2018	$12,441	$13,003	$13,223
2019	$16,035	$17,036	$17,386
2020	$18,802	$20,595	$20,586
2021	$24,255	$25,880	$26,496
2022	$20,688	$20,908	$21,697
2023	$26,354	$26,335	$27,401
2024	$32,640	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.85%	15.28%	12.56%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,418,108,196
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,418,108,196 # of Portfolio Holdings62 Portfolio Turnover Rate95% Investment Advisory Fees Paid$13,821,369
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Boeing Co.	1.9%
McCormick & Co., Inc.	1.9%
Salesforce, Inc.	1.8%

Material Fund Change [Text Block]
C000028789
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S
Trading Symbol	ISVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index due to unfavorable allocation & stock selection effects.

↑ Top contributors to performance: Stock selection within information technology, health care & real estate had the largest positive impact. Within allocation effect, overweight positions in utilities contributed. Key individual contributors included owning a non-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, & overweight positions in Broadcom Inc. & Meta Platforms Inc Class A.

↓ Top detractors from performance: Stock selection within consumer staples, consumer discretionary & industrial detracted. For allocation effect, an underweight position in communication services sectors detracted. At the individual stock level, an underweight position in NVIDIA Corp., not owning Tesla, Inc. & an overweight position in Dollar General Corp. hurt performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,836	$10,048	$10,138
2016	$10,766	$11,328	$11,351
2017	$12,925	$13,722	$13,828
2018	$12,320	$13,003	$13,223
2019	$15,838	$17,036	$17,386
2020	$18,519	$20,595	$20,586
2021	$23,839	$25,880	$26,496
2022	$20,272	$20,908	$21,697
2023	$25,759	$26,335	$27,401
2024	$31,828	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	23.56%	14.98%	12.27%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,418,108,196
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,418,108,196 # of Portfolio Holdings62 Portfolio Turnover Rate95% Investment Advisory Fees Paid$13,821,369
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Boeing Co.	1.9%
McCormick & Co., Inc.	1.9%
Salesforce, Inc.	1.8%

Material Fund Change [Text Block]
C000074892
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index due to unfavorable allocation & stock selection effects.

↑ Top contributors to performance: Stock selection within information technology, health care & real estate had the largest positive impact. Within allocation effect, overweight positions in utilities contributed. Key individual contributors included owning a non-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, & overweight positions in Broadcom Inc. & Meta Platforms Inc Class A.

↓ Top detractors from performance: Stock selection within consumer staples, consumer discretionary & industrial detracted. For allocation effect, an underweight position in communication services sectors detracted. At the individual stock level, an underweight position in NVIDIA Corp., not owning Tesla, Inc. & an overweight position in Dollar General Corp. hurt performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,822	$10,048	$10,138
2016	$10,736	$11,328	$11,351
2017	$12,871	$13,722	$13,828
2018	$12,250	$13,003	$13,223
2019	$15,721	$17,036	$17,386
2020	$18,363	$20,595	$20,586
2021	$23,599	$25,880	$26,496
2022	$20,039	$20,908	$21,697
2023	$25,429	$26,335	$27,401
2024	$31,371	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	23.36%	14.82%	12.11%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,418,108,196
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,418,108,196 # of Portfolio Holdings62 Portfolio Turnover Rate95% Investment Advisory Fees Paid$13,821,369
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Boeing Co.	1.9%
McCormick & Co., Inc.	1.9%
Salesforce, Inc.	1.8%

Material Fund Change [Text Block]